Financial Instruments and Risk Management - Schedule of Net Income (Loss), Before Tax, Based on the Financial Risk Management Contracts (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($)
10% change in commodity prices Increase [Member]
Schedule of Net Income (Loss), Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts – oil, Increase	$ (27,890)
Increase (decrease) to fair value of the risk management contracts – natural gas, Increase	5,934
10% change in commodity prices Decrease [Member]
Schedule of Net Income (Loss), Before Tax, Based on the Financial Risk Management Contracts [Line Items]
Increase (decrease) to fair value of the risk management contracts – oil, Decrease	27,417
Increase (decrease) to fair value of the risk management contracts – natural gas, Decrese	$ (5,934)